DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND ACCOUNTING POLICIES - Acquisitions and Divestitures (Details) $ in Millions			1 Months Ended	3 Months Ended
	Feb. 03, 2026 USD ($)	Sep. 24, 2025 USD ($)	May 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Jun. 24, 2025 property
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Allentown, Pennsylvania Branches
Noncontrolling Interest [Line Items]
Number of bank branches held for sale | property					7
Disposal group, deposit				$ 543.0
Disposal group, retail and business loans				32.0
Gain (loss) on disposition of business				43.6
Disposal group, assets under management				$ 104.0
Services and Promotions Delaware Corp
Noncontrolling Interest [Line Items]
Investments in subsidiaries, fair value			$ 134.0
Gain on sale of subsidiary			51.3
Sale of subsidiary, tax			$ 7.9
U.K Limited Partnership | SHUSA
Noncontrolling Interest [Line Items]
Asset acquisition, consideration transferred		$ 801.9
Webster Financial Corporation | Santander
Noncontrolling Interest [Line Items]
Asset acquisition, consideration transferred	$ 12,200.0